Operating Expense - Summary of Employee Expenses and Number of Employees (Details) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) employee	Dec. 31, 2021 EUR (€) employee	Dec. 31, 2020 EUR (€) employee
Disclosure Of Operating Expense [Line Items]
Wages and salaries | €	€ (12,188)	€ (10,328)	€ (13,570)
Social security contributions | €	(4,765)	(4,775)	(5,047)
Adjustments for provisions | €	(169)	(154)	74
Profit sharing granted to employees | €	0	(628)	0
Other short-term employee benefits | €	(245)	(470)	(1,236)
Employee benefits expense | €	€ (17,366)	€ (16,354)	€ (19,779)
Average number of employees | employee	133	122	193
Number of employees | employee	148	122	130
Research And Development [Member]
Disclosure Of Operating Expense [Line Items]
Number of employees | employee	73	55	66
Services Related To Research And Development [Member]
Disclosure Of Operating Expense [Line Items]
Number of employees | employee	18	18	16
Administration And Management [Member]
Disclosure Of Operating Expense [Line Items]
Number of employees | employee	55	47	43
Marketing And Commercial [Member]
Disclosure Of Operating Expense [Line Items]
Number of employees | employee	2	2	5